Segment information - Selected Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Revenues	$ 205,442	$ 186,428	$ 867,872	$ 698,144	$ 550,846
Adjusted EBITDA	8,453	11,394	60,053	47,174	33,595
Interest expense, net	6,029	8,048	35,497	32,549	25,229
Income tax expense (benefit)	(4,359)	(1,584)	111	(3,368)	(17,545)
Depreciation and amortization	5,874	6,014	24,210	25,501	23,838
Acquisition, restructuring and integration expense	6,644	2,483	13,169	8,835	22,355
Change in fair value of warrant liabilities	(5,529)		29,675
Management and consulting fees	556	1,335	3,868	6,382	5,317
Equity-based compensation	1,548	171	2,631	1,223	1,553
Impairment charges					82,083
Inventory write-offs					5,432
Mark-to-market adjustments	(1,236)	(1,145)	3,502	(3,585)	(217)
Loss on disposal of property, plant and equipment	896	105	935	243	7,750
Other	487	672	1,916	702	6,665
Net loss	(4,326)	(4,705)	(55,461)	(21,308)	(128,865)
Capital expenditures			63,261	25,115	19,472
Total assets	773,301	645,364	746,213	593,020	548,140
Operating Segments | Beverage Solutions.
Segment Information
Revenues	181,209	148,362	685,303	551,013	424,906
Adjusted EBITDA	8,421	10,420	53,951	41,468	28,802
Capital expenditures			63,158	24,501	18,944
Total assets	688,403	532,035	658,814	510,751	488,577
Operating Segments | Sustainable, Sourcing and Traceability
Segment Information
Revenues	25,391	47,772	207,579	170,035	150,577
Adjusted EBITDA	32	974	6,102	5,706	4,793
Capital expenditures			103	614	528
Total assets	84,898	113,329	87,399	82,269	59,563
Intersegment Eliminations
Segment Information
Revenues	$ (1,158)	$ (9,706)	$ (25,010)	$ (22,904)	$ (24,637)